Basic and Diluted Net Loss per Share - Schedule of Antidilutive Shares excluded from the computation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Shares-weighted shares
Basic and Diluted Net Loss per Share
Weighted average shares excluded from computation of diluted net loss per ordinary share			278,163,799
Share option and RSU-weighted shares
Basic and Diluted Net Loss per Share
Weighted average shares excluded from computation of diluted net loss per ordinary share	65,349,350	61,989,697	44,743,156